SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash and cash equivalents	$ 9,817,254	$ 7,476,247
Accounts receivable, net	1,543,160	1,975,716
Bank acceptance receivable	3,337,137	4,131,392
Inventories, net	5,049,688	4,991,435
Prepayment to suppliers, net	803,924	708,248
Other current assets	894,460	286,564
TOTAL CURRENT ASSETS	29,769,210	34,512,621
Property and equipment, net	8,610,279	9,143,583
Intangible assets, net	4,539,347	3,423,582
Long-term investment	3,359,786	606,005
Operating lease right of use assets		59,300
Deferred tax assets	424,474	10,778
TOTAL ASSETS	53,003,728	51,257,994
Current liabilities:
Bank loans		479,715
Accounts payable	4,125,597	3,592,687
Contract liabilities	489,784	1,028,318
Bank notes payable		0	$ 1,531,649
Deferred government grants - current	78,718	76,812
Taxes payable	315,328	203,498
Operating lease liabilities, current		73,560
Accrued expenses and other payables	915,032	1,205,549
TOTAL CURRENT LIABILITIES	8,775,985	6,660,139
Operating lease liabilities, noncurrent		24,575
Deferred government grants - noncurrent	134,394	221,879
TOTAL LIABILITIES	8,910,379	6,906,593
Net revenue	25,097,951	46,471,478	64,855,025
Income (loss) from operations	(2,137,142)	(7,902,904)	1,560,559
Net income (loss)	(1,442,830)	(7,780,620)	1,076,693
Net cash provided by operating activities	544,238	312,209	12,654,188
Net cash used in investing activities	983,418	(4,742,445)	(3,258,952)
Net cash used in financing activities	(491,728)	(2,921,084)	(5,937,529)
Effect of exchange rate on cash	1,305,079	(151,446)	(1,086,067)
Net increase (decrease) in Cash, cash equivalents and restricted cash	2,341,007	(7,502,766)	2,371,640
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	4,474,803	6,876,195
Accounts receivable, net	1,542,956	1,975,422
Bank acceptance receivable	3,337,137	4,131,392
Inventories, net	5,049,688	4,991,435
Prepayment to suppliers, net	803,767	708,097
Other current assets	791,439	229,992
TOTAL CURRENT ASSETS	15,999,790	18,912,533
Property and equipment, net	12,165,110	9,873,502
Intangible assets, net	3,461,132	3,423,582
Long-term investment		606,005
Operating lease right of use assets		59,300
Deferred tax assets	390,242	10,778
TOTAL ASSETS	32,016,274	32,885,700
Current liabilities:
Bank loans		479,715
Accounts payable	4,120,956	3,578,494
Contract liabilities	489,784	1,028,318
Deferred government grants - current	78,718	76,812
Taxes payable	316,789	225,683
Operating lease liabilities, current		73,560
Accrued expenses and other payables	914,756	1,207,536
TOTAL CURRENT LIABILITIES	5,921,003	6,670,118
Operating lease liabilities, noncurrent		24,575
Deferred government grants - noncurrent	134,394	221,879
TOTAL LIABILITIES	6,055,397	6,916,574
Net revenue	25,097,953	46,471,478	64,468,807
Income (loss) from operations	622,896	(1,722,218)	2,502,014
Net income (loss)	704,119	(1,674,516)	2,752,212
Net cash provided by operating activities	182,190	1,203,386	12,901,270
Net cash used in investing activities	(2,333,429)	(3,700,105)	(1,153,972)
Net cash used in financing activities	(491,728)	(1,190,278)	(5,937,529)
Effect of exchange rate on cash	241,575	(123,754)	(1,018,698)
Net increase (decrease) in Cash, cash equivalents and restricted cash	$ (2,401,392)	$ (3,810,751)	$ 4,791,071